Bridge Loans and Long-Term Debt - Schedule of Fair Value through Profit and Loss (“FVTPL”) (Parentheticals) (Details) - FVTPL [Member] - shares	Sep. 30, 2024	Sep. 30, 2023
Tranche A-1 [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of warrants		595,650
Tranche A-2 [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of warrants		9,354
Tranche B-1 [Member]
Schedule of Fair Value through Profit and Loss (“FVTPL”). [Line Items]
Issuance of warrants	24,322